Document and Entity Information	Nov. 09, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001783183
Document Type	8-K
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	PHATHOM PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39094
Entity Tax Identification Number	82-4151574
Entity Address, Address Line One	100 Campus Drive
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	(877)
Local Phone Number	742-8466
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PHAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true